Financial Instruments (Details 5) $ in Millions	Dec. 31, 2014 USD ($) item	Oct. 31, 2014 USD ($)
Credit Risk
Number of counterparties | item	12
$2.75 billion RBL credit facility redetermination - due May 24, 2017
Credit Risk
Borrowing capacity	$ 2,750	$ 2,750